RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Cost of revenues	$ 3,343	$ 4,613	$ 5,381
Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,465	1,244	1,011
Selling And Marketing Expense [Member]
Related Party Transaction [Line Items]
Expenses	737	914	1,189
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	606	1,123	798
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 51	$ 100	$ 265